CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (821,333)	$ (119,081)	¥ (1,547,038)	¥ (2,688,415)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil tax	181,585	26,327	(158,515)	(111,697)
Total comprehensive loss	(639,748)	(92,754)	(1,705,553)	(2,800,112)
Less: Comprehensive loss attributable to the non-controlling interests	(5,962)	(864)	(6,304)	(608)
Comprehensive loss attributable to the Yatsen Holding Limited's shareholders	¥ (633,786)	$ (91,890)	¥ (1,699,249)	¥ (2,799,504)